Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

15. Income Taxes

On December 22, 2017, H.R. 1, originally known as the Tax Cuts and Jobs Act (“Tax Legislation”) was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a permanent reduction of the U.S. corporate income tax rate from 35% to 21% effective January 1, 2018. For the year ended December 31, 2017, the enactment of the Tax Legislation resulted in a one-time non-cash tax benefit of $9,812,000 related to the re-measurement of net U.S. deferred tax liabilities at the lower enacted corporate tax rate. The Company is not materially impacted by any other Tax Legislation changes for the year ended December 31, 2017.

The provision for income taxes charged to operations consists of the following (in thousands):

	Year Ended December 31,
	2017	2016	2015
Current
Federal	$(10,689)	$9,535	$5,170
State	(611)	1,246	1,321

	(11,300)	10,781	6,491
Deferred
Federal	(7,374)	(2,445)	(2,595)
State	(674)	(1,620)	(322)

	(8,048)	(4,065)	(2,917)

	$(19,348)	$6,716	$3,574

The following schedule reconciles the differences between the U.S. federal income taxes at the U.S. statutory rate and our income tax expense (in thousands):

	Year Ended December 31,
	2017		2016		2015
Statutory federal income tax rate	$(9,579)	35.0%	$5,273	35.0%	$2,659	35.0%
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal income tax effect	(896)	3.3	857	5.7	567	7.4
Nondeductible expenses	786	(2.9)	858	5.7	280	3.7
Deferred rate change	(31)	0.1	370	2.4	—	—
Acquisition accounting adjustment	—	—	(351)	(2.3)	—	—
Federal tax reform deferred tax impact	(9,812)	35.9	—	—	—	—
Other	184	(0.7)	(291)	(1.9)	68	0.9

Effective tax rate	$(19,348)	70.7%	$6,716	44.6%	$3,574	47.0%

Deferred income tax assets and liabilities consist of the following components (in thousands):

	December 31,
	2017	2016
Deferred Tax Assets:
Trade accounts receivable	$658	$619
Inventories	184	262
Other deferred tax assets	584	494
Accrued compensation	2,590	2,960
Deferred revenue	4,449	1,786
Debt financing costs	—	382
Net operating loss carryforwards	2,014	1,885

Total deferred tax assets	10,479	8,388

Deferred Tax Liabilities:
Prepaid expenses and deferred customer support contract costs	3,438	4,009
Other	68	132
Property and equipment	3,459	2,872
Goodwill and finite-life intangibles	21,570	39,216

Total deferred tax liabilities	28,535	46,229

Total net deferred tax liabilities	$(18,056)	$(37,841)

Certain of the Company’s historical net operating losses are subject to Internal Revenue Code Section 382 limitations which have been considered in determining the amount of available net operating loss carryforwards. At December 31, 2017, the Company has federal net operating loss carryforwards of $4.3 million that begin to expire in 2031 if not utilized. The Company also has $19.3 million of various state operating loss carryforwards at December 31, 2017, that begin to expire in 2020 if not utilized.

Uncertain Tax Positions

The Company recognizes the tax effects of an uncertain tax position only if it is more likely than not to be sustained based solely upon its technical merits at the reporting date. The unrecognized tax benefit is the difference between the tax benefit recognized and the tax benefit claimed on the Company’s income tax return. The Company has reviewed its prior year returns and believes that all material tax positions in the current and prior years have been analyzed and properly accounted for and that the risk that additional material uncertain tax positions have not been identified is remote.

A reconciliation of the beginning and ending amounts of the gross unrecognized income tax benefit is as follows (in thousands):

	December 31,
	2017	2016	2015
Balance at beginning of period	$1,456	$1,331	$1,331
Additions for tax position of current year	353	364	333
Additions for tax position of prior years	—	125	—
Redutions due to statute of limitations lapse	(364)	(364)	(333)
Settlements	—	—	—

Balance at end of period	$1,445	$1,456	$1,331

The Company’s federal income tax returns for the periods ended December 31, 2014 and 2015 are currently under examination by the IRS and it is reasonably possible that the amount of unrecognized tax benefits will change in the next 12 months as a result. If we were to prevail on all unrecognized tax benefits recorded, $1,392,000 of the $1,445,000 reserve would benefit the effective tax rate. In addition, the reversal of accrued penalties and interest would also benefit the effective tax rate. Interest and penalties associated with unrecognized tax benefits are recorded within income tax expense. During the years ended December 31, 2017, 2016 and 2015, we recorded a net expense from accrued penalties and interest of $6,000, $111,000 and $0, respectively. As of December 31, 2017 and 2016, total accrued interest and penalties were $117,000 and $111,000, respectively.

The Company’s federal income tax returns remain open to examination for 2014 through 2016 and certain of the Company’s state income tax returns remain open to examination for 2013 through 2016.